Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted adjusted net loss per ordinary share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Net (loss) income	$(152,593)	$(84,230)	$(433,831)	$202,621
Accretion of carrying value to redemption value	(230,473)	(180,380)	(667,324)	(2,007,819)
Net loss including accretion of carrying value to redemption value	$(383,066)	$(264,610)	$(1,101,155)	$(1,805,198)

	Three Months Ended		Three Months Ended
	September 30, 2021		September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(109,307)	$(273,759)	$(81,080)	$(183,530)
Denominators:
Weighted-average shares outstanding	1,278,411	3,201,758	1,414,480	3,201,758
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.06)	$(0.06)

	Nine Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(323,912)	$(777,243)	$(1,148,954)	$(656,244)
Denominators:
Weighted-average shares outstanding	1,334,319	3,201,758	5,605,649	3,201,758
Basic and diluted net loss per share	$(0.24)	$(0.24)	$(0.20)	$(0.20)

	Year Ended December 31,
	2020	2019
Net income	$25,302	$2,168,220
Accretion of carrying value to redemption value	(2,209,552)	(3,721,076)
Net loss including accretion of carrying value to redemption value	$(2,184,250)	$(1,552,856)

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(1,282,302)	$(901,948)	$(1,214,398)	$(338,458)
Denominators:
Weighted-average shares outstanding	4,551,951	3,201,758	11,487,992	3,201,758
Basic and diluted net loss per share	$(0.28)	$(0.28)	$(0.11)	$(0.11)